Other operating costs	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Other operating costs	4. Other operating costs

Below we have presented separately certain items included in our operating costs from continuing operations. These include a breakdown of payroll costs (including disclosure of amounts paid to key management personnel) and fees paid to our auditors.

	Total
	2025	2024	2023
	£m	£m	£m
Depreciation, amortisation and impairment¹	2,175	2,061	1,984
Payroll costs	2,143	2,043	1,958
Purchases of electricity	1,429	1,497	2,055
Purchases of gas	1,578	1,289	2,516
Property and other taxes	1,402	1,279	1,302
UK electricity balancing costs	1,143	2,486	4,052
Impairment of joint venture	303	—	—
Other	3,071	4,553	3,682
Other operating costs	13,244	15,208	17,549
Provision for bad and doubtful debts	200	179	220
Total operating costs from continuing operations	13,444	15,387	17,769
Operating costs from continuing operations include:
Inventory consumed	506	408	723
Research and development expenditure	43	32	23
1.Depreciation, amortisation and impairment relates to property, plant and equipment and other intangible assets. The charge is stated net of depreciation and amortisation capitalised.
(a) Payroll costs

	2025	2024	2023
	£m	£m	£m
Wages and salaries[1]	3,497	3,206	2,971
Social security costs	279	256	244
Defined contribution scheme costs	144	129	98
Defined benefit pension costs	114	96	121
Share-based payments	37	37	46
Severance costs (excluding pension costs)	10	12	3
	4,081	3,736	3,483
Less: payroll costs capitalised	(1,938)	(1,693)	(1,525)
Total payroll costs from continuing operations	2,143	2,043	1,958
1.Included within wages and salaries are US other post-retirement benefit costs of £25 million (2024: £26 million; 2023: £37 million). For further information, refer to note 25.
(b) Number of employees

	31 March 2025	Monthly average 2025	31 March 2024	Monthly average 2024	31 March 2023	Monthly average 2023
UK	13,477	13,919	13,956	13,439	12,572	12,024
US	18,177	17,888	17,469	17,406	16,878	16,539
Total number of employees (continuing operations)	31,654	31,807	31,425	30,845	29,450	28,563
4. Other operating costs continued
(c) Key management compensation

	2025	2024	2023
	£m	£m	£m
Short-term employee benefits	8	7	7
Share-based payments	4	5	6
Total key management compensation	12	12	13
Key management compensation relates to the Board, including the Executive Directors and Non-executive Directors, for the years presented.
(d) Auditor’s remuneration
Auditor’s remuneration is presented below in accordance with the requirements of the Companies Act 2006 and the principal accountant fees and services disclosure requirements of Item 16C of Form 20-F:

	2025	2024	2023
	£m	£m	£m
Audit fees payable to the Parent Company’s auditor and their associates in respect of:
Audit of the Parent Company’s individual and consolidated financial statements[1]	2.8	2.8	2.9
The auditing of accounts of any associate of the Company	8.7	8.8	9.0
Other services supplied[2]	7.2	7.3	7.4
	18.7	18.9	19.3
Total other services[3]
All other fees:
Other assurance services[4]	1.0	4.0	1.4
Other non-audit services not covered above	—	—	0.2
	1.0	4.0	1.6
Total auditor’s remuneration	19.7	22.9	20.9
1.Audit fees in each year represent fees for the audit of the Company’s financial statements for the years ended 31 March 2025, 2024 and 2023.
2.Other services supplied represent fees payable for services in relation to other statutory filings or engagements that are required to be carried out by the auditor. In particular, this includes fees for reports under section 404 of the US Public Company Accounting Reform and Investor Protection Act of 2002 (Sarbanes-Oxley Act), audit reports on regulatory returns and the review of interim financial statements for the six-month periods ended 30 September 2024, 2023 and 2022 respectively.
3.There were no tax compliance or tax advisory fees and no audit-related fees as described in Item 16C(b) of Form 20-F.
4.In all years, principally relates to assurance services provided in relation to comfort letters for debt issuances and reporting accountant services. The year ended 31 March 2025 also includes fees for ESG reporting assurance.
The Audit & Risk Committee considers and makes recommendations to the Board, to be put to shareholders for approval at each AGM, in relation to the appointment, reappointment, removal and oversight of the Company’s independent auditor. The Committee, under authority granted at the AGM, also considers and approves the audit fees on behalf of the Board in accordance with the Competition and Markets Authority Audit
Order 2014.
Certain services are prohibited from being performed by the external auditor under the Sarbanes-Oxley Act and the FRC’s 2019 Revised
Ethical Standard. Of the above services, none were prohibited.